Financial risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments
The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2022	2021
	(in € millions)
Liquidity
Short term investments	867	756
Cash equivalents	1,836	1,970
Cash at bank and on hand	647	774
Liquidity position	3,350	3,500

Disclosure Of Effect Of 10% Change In Currency

2022	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
(Increase)/decrease in loss before tax	(13)	(18)	68

2021	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
(Increase)/decrease in income before tax	(14)	(8)	94

Summary of Notional Principal of Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations	The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2022:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	336	453	293	905	1,504	69
Cost of revenue	246	321	209	599	992	52
Total	582	774	502	1,504	2,496	121
The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2021:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	327	429	274	870	1,446	54
Cost of revenue	240	304	190	573	959	43
Total	567	733	464	1,443	2,405	97

Summary of Major Security Type, Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2022
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	1,543	—	—	1,543
Time deposits	293	—	—	293
Short term investments:
Money market funds	125	—	—	125
Government securities	245	5	—	250
Corporate notes	—	309	—	309
Fixed income funds	183	—	—	183
Derivatives (designated for hedging):
Foreign exchange forwards	—	31	—	31
Long term investments	1,095	—	43	1,138
Total financial assets at fair value by level	3,484	345	43	3,872
Financial liabilities at fair value
Exchangeable Notes	—	—	1,128	1,128
Derivatives (not designated for hedging):
Warrants	—	—	1	1
Derivatives (designated for hedging):
Foreign exchange forwards	—	20	—	20
Total financial liabilities at fair value by level	—	20	1,129	1,149

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2021
	(in € millions)
Financial assets at fair value
Cash equivalents
Money market funds	1,970	—	—	1,970
Short term investments:
Money market funds	25	—	—	25
Government securities	204	18	—	222
Corporate notes	—	308	—	308
Collateralized reverse purchase agreements	—	67	—	67
Fixed income funds	134	—	—	134
Derivatives (designated for hedging):
Foreign exchange forwards	—	11	—	11
Long term investments	852	—	64	916
Total financial assets at fair value by level	3,185	404	64	3,653
Financial liabilities at fair value
Exchangeable Notes	—	—	1,202	1,202
Derivatives (not designated for hedging):
Warrants	—	—	72	72
Derivatives (designated for hedging):
Foreign exchange forwards	—	17	—	17
Contingent consideration	—	—	17	17
Total financial liabilities at fair value by level	—	17	1,291	1,308

Summary of Changes in Investment
The table below presents the changes in the investment in TME:

	2022	2021	2020
	(in € millions)
At January 1	852	2,228	1,481
Changes in fair value recorded in other comprehensive income/(loss)	242	(1,376)	747
At December 31	1,094	852	2,228
The table below presents the changes in the other long term investments:

	2022	2021	2020
	(in € millions)
At January 1	64	49	16
Initial recognition of long term investment	3	2	9
Changes in fair value recorded in other comprehensive (loss)/income	(25)	158	29
Changes in fair value recognized in consolidated statement of operations	(1)	(4)	(4)
Sale of long term investment	—	(144)	—
Effect of changes in foreign exchange rates	2	3	(1)
At December 31	43	64	49

Summary of Assumption Used to Estimate Fair Value of Warrants	The warrants are valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2022	2021	2020
Expected term (years)	1.65	0.5 – 2.65	1.5
Risk free rate (%)	4.52	0.19 – 0.89	0.11
Volatility (%)	55.0	40.0 - 45.0	50.0
Share price (US$)	78.95	234.03	314.66

Summary of Changes in Warrants Liability
The table below presents the changes in the warrants liability:

	2022	2021	2020
	(in € millions)
January 1	72	89	98
Issuance of warrant for cash	—	31	—
Issuance of shares upon exercise of, or net settlement of, warrants	—	—	(267)
Non cash changes recognized in profit or loss
Changes in fair value recognized in consolidated statement of operations	(74)	(53)	263
Effect of changes in foreign exchange rates	3	5	(5)
At December 31	1	72	89

Summary of Changes in Contingent Consideration Liability
The table below presents the changes in the contingent consideration liability:

	2022	2021	2020
	(in € millions)
At January 1	17	30	27
Contingent consideration payments	(17)	(17)	(7)
Changes in fair value recognized in consolidated statement of operations	—	2	13
Effect of changes in foreign exchange rates	—	2	(3)
At December 31	—	17	30

Disclosure of Detailed Information About Borrowings
The table below presents the changes in the Exchangeable Notes:

	2022	2021
	(in € millions)
At January 1	1,202	—
Initial recognition	—	1,232
Changes in fair value recognized in consolidated statement of operations	(144)	(112)
Changes in fair value recorded in other comprehensive loss	(4)	—
Effect of changes in foreign exchange rates	74	82
At December 31	1,128	1,202

Description of Fair Value Assumptions of Borrowings	The key assumptions used in the binomial option pricing model for the Exchangeable Notes were as follows:

	2022	2021
Risk free rate (%)	4.20	1.15
Discount rate (%)	7.0	3.9
Volatility (%)	45.0	40.0
Share price (US$)	78.95	234.03